Employee Benefit Liabilities, Net (Details) - Schedule of changes in present value of defined benefit obligation - Defined Benefit Obligation [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Liabilities, Net (Details) - Schedule of changes in present value of defined benefit obligation [Line Items]
Balance at January 1,	$ 5,058	$ 4,987
Interest costs	84	133
Current service cost	264	282
Benefits paid	(102)	(1,180)
Demographic assumptions	(3)	40
Financial assumptions	(124)	292
Past Experience	33	108
Currency Exchange	396	396
Balance at December 31,	$ 5,606	$ 5,058